Long-term prepayments	12 Months Ended
Dec. 31, 2014
Long-term prepayments [Abstract]
Long-term prepayments

8. Long-term prepayments

The following is a summary of long-term prepayments:

	As of December 31,
	2013	2014
	US$	US$
Long-term prepaid rental	1,619	2,097
Rental deposits	326	1,436
Long-term prepaid advertising fee	369	—
Prepayment for purchase of office buildings	—	16,883
Prepayment for acquisition of a recruiting business	—	611
Others	38	—
Total	2,352	21,027

The prepayment for purchase of office building represented cash payment made to a third party developer in 2014 to purchase office buildings. The buildings will be used as new corporate headquarters upon completion.